Offerings - Offering: 1	Jan. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	57,490,000
Proposed Maximum Offering Price per Unit	73.43
Maximum Aggregate Offering Price	$ 4,221,490,700.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 582,987.87
Offering Note	Note 1.A: The registration statement on Form S-8 (the "Form S-8") to which this exhibit relates shall also cover any additional shares of the common stock, $0.001 par value ("Common Stock"), of Cisco Systems, Inc. that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. Note 1.B: Represents 57,490,000 additional shares of Common Stock reserved for future issuance under the Cisco Systems, Inc. 2005 Stock Incentive Plan. Note 1.C: Calculated solely for the purposes of the offering contemplated by the Form S-8 under Rules 457(c) and (h) of the Securities Act of 1933, as amended, on the basis of the average of the high and low prices of the Common Stock as reported on The Nasdaq Stock Market LLC on January 12, 2026.